Property, Plant and Equipment (Details) - Schedule of Fair Value Approximated Carry Amounts, Being the Initial Cost to Acquire these Investment Properties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COST [Member]
Property, Plant and Equipment (Details) - Schedule of Fair Value Approximated Carry Amounts, Being the Initial Cost to Acquire these Investment Properties [Line Items]
Opening balance at 1 January	$ 30,354,968	$ 24,118,655
Disposed by disposal of subsidiaries	(27,951,015)
Transfer to/(from) inventories and owner-occupied property		5,487,395
Translation adjustment	(2,403,953)	748,918
Closing balance at 31 December		30,354,968
DEPRECIATION AND IMPAIRMENT
Property, Plant and Equipment (Details) - Schedule of Fair Value Approximated Carry Amounts, Being the Initial Cost to Acquire these Investment Properties [Line Items]
Opening balance at 1 January	(22,990,440)	(15,844,460)
Provided for the year	(400,802)	(540,273)
Disposed by disposal of subsidiaries	21,560,993
Impairment for the year		(2,673,131)
Transfer to/(from) inventories and owner-occupied property		(3,394,864)
Translation adjustment	1,830,249	(537,712)
Closing balance at 31 December		$ (22,990,440)
CARRYING AMOUNT [Member]
Property, Plant and Equipment (Details) - Schedule of Fair Value Approximated Carry Amounts, Being the Initial Cost to Acquire these Investment Properties [Line Items]
Closing balance at 31 December	$ 7,364,527